INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Depreciation and amortization		$ 12,618
Other	27,299	(15,412)
Net operating losses	3,936,879	3,750,027
Valuation allowance	(3,964,178)	(3,747,233)
Net deferred income tax assets